Note 13 - Lease Liabilities and Other Loans (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total borrowings	$ 55,907	$ 4,269
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings	$ 42,247